Long-Term Investments - Schedule of Movements in Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 23, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Beginning balance		$ 7,604		$ 7,853		$ 8,150
Effect of consolidation of former associate				(24)
Translation difference		(2,971)		(507)		379
Dividends						(737)
Share in net income	3,306	276	[1]	3,589	[1]	475	[1]
Ending balance		4,866		7,604		7,853
BWS Bewehrungsstahl GmbH (Steel Segment) [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution in affiliates						408
Disposal of affiliates		(43)
RIKT [Member]
Schedule of Equity Method Investments [Line Items]
Disposal of affiliates						(822)
Port Vanino [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution in affiliates				639,082
Disposal of affiliates				$ (642,389)

[1]	See Note 9